Consolidated statements of financial position - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Consolidated statements of financial position
Exploration and evaluation assets	$ 27,307	$ 103,829
Property, plant and equipment	293,243	204,538
Right of use assets	857	1,089
Deferred tax asset	323	230
Derivative financial assets	14,282	7,273
Total non-current assets	336,012	316,959
Income tax receivable		8
Inventories	27,920	26,828
Derivative financial assets	2,286	954
Trade and other receivables	7,739	11,871
Prepayments	16,733	14,537
Fixed term deposit		5,000
Cash and cash equivalents	171,784	35,738
Total current assets	226,462	94,936
Total assets	562,474	411,895
Equity and liabilities
Share capital	166,872	166,329
Reserves	138,423	138,254
Retained loss	(11,355)	(45,586)
Equity attributable to shareholders of the parent	293,940	258,997
Non-controlling interests	29,663	24,549
Total equity	323,603	283,546
Liabilities
Deferred tax liabilities	51,679	51,015
Provisions	10,238	9,722
Loans and borrowings	455	1,074
Bonds	9,733	3,981
Convertible senior notes	98,296
Derivative financial liabilities	27,375
Cash-settled share-based payment liabilities	933	1,294
Lease liabilities	665	911
Total non-current liabilities	199,374	67,997
Cash-settled share-based payment liabilities	569	1,116
Income tax payable	3,566	351
Lease liabilities	270	268
Loans and borrowings	1,455	6,706
Bonds	1,973	7,760
Trade and other payables	27,649	32,253
Bank overdrafts	4,015	11,898
Total current liabilities	39,497	60,352
Total liabilities	238,871	128,349
Total equity and liabilities	$ 562,474	$ 411,895